SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
25.	SUBSEQUENT EVENT
On April 2, 2014, the Group declared a special cash dividend of $0.50 per share on the Company’s ordinary shares, which is expected to be paid on or around May 9, 2014.